LONG-TERM BANK LOAN (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term debt, face amount	$ 9,543
Current maturity of loan	$ 1,639
Long-term debt, interest rate terms	The loan is denominated in Indian rupee and it bears interest rate of India labor plus 4.5%.